ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Sep. 30, 2024
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Note 9 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	September 30, 2024	September 30, 2023
Tax payable	$20,002	$15,913
Others	20,297	5,279
Total	$40,299	$21,192